Board of Directors, Fiscal Council, Advisory committees and Executive Officers	6 Months Ended
Jun. 30, 2012
Board of Directors, Fiscal Council, Advisory committees and Executive Officers
Board of Directors, Fiscal Council, Advisory committees and Executive Officers

21           Board of Directors, Fiscal Council, Advisory committees and Executive Officers

BOARD OF DIRECTORS	Governance and Sustainability Committee
Gilmar Dalilo Cezar Wanderley
Ricardo José da Costa Flores	Renato da Cruz Gomes
Chairman	Ricardo Simonsen

Mário da Silveira Teixeira Júnior	Fiscal Council
Vice-President
Marcelo Amaral Moraes
Fuminobu Kawashima	Chairman
José Mauro Mettrau Carneiro da Cunha
José Ricardo Sasseron	Aníbal Moreira dos Santos
Luciano Galvão Coutinho	Antonio Henrique Pinheiro Silveira
Nelson Henrique Barbosa Filho	Arnaldo José Vollet
Oscar Augusto de Camargo Filho
Paulo Soares de Souza	Alternate
Renato da Cruz Gomes	Cícero da Silva
Robson Rocha	Oswaldo Mário Pêgo de Amorim Azevedo
Paulo Fontoura Valle
Alternate

Deli Soares Pereira	Executive Officers
Eduardo de Oliveira Rodrigues Filho
Eustáquio Wagner Guimarães Gomes	Murilo Pinto de Oliveira Ferreira
Hajime Tonoki	President & CEO
Luiz Carlos de Freitas
Luiz Maurício Leuzinger	Vânia Lucia Chaves Somavilla
Marco Geovanne Tobias da Silva	Executive Director, HR, Health & Safety, Sustainability and Energy
Paulo Sergio Moreira da Fonseca
Raimundo Nonato Alves Amorim
Sandro Kohler Marcondes	Tito Botelho Martins
Chief Financial Officer
Advisory Committees of the Board of Directors
Roger Allan Downey
Controlling Committee	Executive Director, Fertilizers and Coal
Luiz Carlos de Freitas
Paulo Ricardo Ultra Soares	José Carlos Martins
Paulo Roberto Ferreira de Medeiros	Executive Director, Ferrous and Strategy

Executive Development Committee	Galib Abrahão Chaim
José Ricardo Sasseron	Executive Director, Capital Projects Implementation
Luiz Maurício Leuzinger
Oscar Augusto de Camargo Filho	Humberto Ramos de Freitas
Executive Director, Logistics and Mineral Research
Strategic Committee
Murilo Pinto de Oliveira Ferreira	Gerd Peter Poppinga
Luciano Galvão Coutinho	Executive Director, Base Metals and IT
Mário da Silveira Teixeira Júnior
Oscar Augusto de Camargo Filho
Ricardo José da Costa Flores	Marcus Vinicius Dias Severini
Chief Officer of Accounting and Control Department
Finance Committee
Tito Botelho Martins	Vera Lucia de Almeida Pereira Elias
Eduardo de Oliveira Rodrigues Filho	Chief Accountant
Luciana Freitas Rodrigues	CRC-RJ - 043059/O-8
Luiz Maurício Leuzinger